Composition of Certain Financial Statement Items - Schedule of Gross Carrying Amount and Accumulated Amortization of Definite and Indefinite Lived Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 25, 2025	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	$ 321		$ 321	$ 320
Accumulated Amortization	(221)		(214)	(188)
Definite-lived intangible asset charges	0	$ 0	0	0	$ 0
Purchased technology and patents
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	245		245	246
Accumulated Amortization	(153)		(147)	(125)
Customer-related
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	70		70	68
Accumulated Amortization	(63)		(63)	(60)
Trademarks, tradenames and other
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	5		5	5
Accumulated Amortization	$ (4)		$ (3)	$ (3)